RELATED PARTIES - Non-Executive Director Remuneration (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Director fees	$ 1,375,050
Committee fees	730,500
Travel allowance	45,000
Single total figure of remuneration	$ 2,150,550	$ 1,485,000	$ 1,174,000
Non-Executive Directors
Disclosure of transactions between related parties [line items]
Percentage increase in remuneration received	2.00%
M Ramos (Chairperson)
Disclosure of transactions between related parties [line items]
Director fees	$ 359,350
Committee fees	92,000
Travel allowance	0
Single total figure of remuneration	451,350	202,000	107,000
R Gasant (Lead independent director)
Disclosure of transactions between related parties [line items]
Director fees	179,900
Committee fees	116,500
Travel allowance	0
Single total figure of remuneration	296,400	223,000	193,000
KOF Busia
Disclosure of transactions between related parties [line items]
Director fees	139,300
Committee fees	93,500
Travel allowance	7,500
Single total figure of remuneration	240,300	103,000	0
AM Ferguson
Disclosure of transactions between related parties [line items]
Director fees	139,300
Committee fees	103,000
Travel allowance	12,500
Single total figure of remuneration	254,800	197,000	217,000
AH Garner
Disclosure of transactions between related parties [line items]
Director fees	139,300
Committee fees	53,500
Travel allowance	8,750
Single total figure of remuneration	201,550	174,000	196,000
N Magubane
Disclosure of transactions between related parties [line items]
Director fees	139,300
Committee fees	38,500
Travel allowance	0
Single total figure of remuneration	177,800	171,000	0
MDC Richter
Disclosure of transactions between related parties [line items]
Director fees	139,300
Committee fees	103,000
Travel allowance	7,500
Single total figure of remuneration	249,800	209,000	230,000
JE Tilk
Disclosure of transactions between related parties [line items]
Director fees	139,300
Committee fees	130,500
Travel allowance	8,750
Single total figure of remuneration	$ 278,550	$ 206,000	$ 231,000